Deferred tax assets (DTA) / deferred tax liabilities (DTL) (net) - Summary of Differed Tax Assets (Net) (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2021	Mar. 31, 2020
Deferred Tax Assets [Abstract]
Deferred tax assets	₨ 1,611	₨ 1,465
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	10,808	10,166
Net Deferred Tax Assets
Deferred Tax Assets [Abstract]
Deferred tax assets (net)	1,611	1,465
Net Deferred Tax Assets | Deferred Tax Assets
Deferred Tax Assets [Abstract]
Deferred tax assets	17,415	14,796
Net Deferred Tax Assets | Deferred Tax Assets | Compound financial instruments
Deferred Tax Assets [Abstract]
Deferred tax assets	31	140
Net Deferred Tax Assets | Deferred Tax Assets | Loss on mark to market of derivative instruments
Deferred Tax Assets [Abstract]
Deferred tax assets	222	7
Net Deferred Tax Assets | Deferred Tax Assets | Difference in written down value as per books of account and tax laws
Deferred Tax Assets [Abstract]
Deferred tax assets	1	1
Net Deferred Tax Assets | Deferred Tax Assets | Provision for decommissioning cost
Deferred Tax Assets [Abstract]
Deferred tax assets	1,246	1,030
Net Deferred Tax Assets | Deferred Tax Assets | Expected credit loss
Deferred Tax Assets [Abstract]
Deferred tax assets	54	18
Net Deferred Tax Assets | Deferred Tax Assets | Losses available for offsetting against future taxable income
Deferred Tax Assets [Abstract]
Deferred tax assets	15,173	12,430
Net Deferred Tax Assets | Deferred Tax Assets | Unused tax credit (MAT)
Deferred Tax Assets [Abstract]
Deferred tax assets	106	563
Net Deferred Tax Assets | Deferred Tax Assets | Provision for operation and maintenance equalisation
Deferred Tax Assets [Abstract]
Deferred tax assets	284	224
Net Deferred Tax Assets | Deferred Tax Assets | Lease liabilities
Deferred Tax Assets [Abstract]
Deferred tax assets	149	284
Net Deferred Tax Assets | Deferred Tax Assets | Financial guarantee contracts
Deferred Tax Assets [Abstract]
Deferred tax assets	24
Net Deferred Tax Assets | Deferred Tax Assets | Government Grant Viability Gap Funding
Deferred Tax Assets [Abstract]
Deferred tax assets	28	33
Net Deferred Tax Assets | Deferred Tax Assets | Others
Deferred Tax Assets [Abstract]
Deferred tax assets	97	66
Net Deferred Tax Assets | Deferred Tax Liabilities
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	15,804	13,331
Net Deferred Tax Assets | Deferred Tax Liabilities | Compound financial instruments
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	6	5
Net Deferred Tax Assets | Deferred Tax Liabilities | Difference in written down value as per books of account and tax laws
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	15,407	11,773
Net Deferred Tax Assets | Deferred Tax Liabilities | Government Grant Viability Gap Funding
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	11
Net Deferred Tax Assets | Deferred Tax Liabilities | Others
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	1
Net Deferred Tax Assets | Deferred Tax Liabilities | Gain on mark to market of derivative instruments
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	81	1,074
Net Deferred Tax Assets | Deferred Tax Liabilities | Unamortised ancillary borrowing cost
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	169	226
Net Deferred Tax Assets | Deferred Tax Liabilities | Right of use asset
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	₨ 129	₨ 253